Share-based payments - Stock Options Activity (Details)	2 Months Ended	12 Months Ended
	Feb. 28, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Number of stock options
Balance - Beginning of year (in shares) | $	1,968,476	4,301,800	2,861,300	1,760,000
Issued (in shares) | $		602,500	2,666,666	1,304,300
Expired (in shares) | $	(770,976)	(423,334)	(227,833)	(203,000)
Exercised (in shares) | $			(998,333)
Cancelled (in shares) | shares		2,512,490
Balance - End of year (in shares) | $		1,968,476	4,301,800	2,861,300
Weighted average exercise price
Balance - Beginning of year (in dollar per share)	$ 3.52	$ 4.16	$ 3.78	$ 4.68
Issued (in dollar per share)		1.84	4.04	2.73
Expired (in dollar per share)		4.37	3.86	4.78
Exercised (in dollar per share)			2.84
Cancelled (in dollar per share)		4.06
Balance - End of year (in dollar per share)		$ 3.52	$ 4.16	$ 3.78